Information about Level 3 Assets Measured at Fair Value on Recurring Basis (Detail) (Domestic, JPY ¥) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Level 3	Mar. 31, 2013 Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 183,003	¥ 166,697	¥ 156,856	¥ 7,434	¥ 1,757
Actual return on plan assets:
Relating to assets still held at end of year				566	72
Relating to assets sold during the year				(23)	(26)
Purchases, sales and settlements				9,548	5,631
Fair value of plan assets at end of year	¥ 183,003	¥ 166,697	¥ 156,856	¥ 17,525	¥ 7,434